Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income/(Loss) Before Income Taxes

The Group’s income/(loss) before income taxes consisted of:

	Years ended December 31,
(In thousands)	2019	2020	2021
Non-PRC	(416)	(54,627)	(28,212)
PRC	5,680	(8,603)	(17,872)
Total	5,264	(63,230)	(46,084)

Schedule of Reconciliation of Income Tax Expenses

The reconciliations of the income tax expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Years ended December 31,
(In thousands)	2019	2020	2021
Income/(loss) before income tax	5,264	(63,230)	(46,084)
Income tax computed at statutory PRC income tax rate (25%)(i)	1,316	(15,808)	(11,521)
Differential income tax rates applicable to certain entities comprising the Group	120	13,121	4,061
Effect of tax holiday	(569)	824	1,786
Permanent differences(ii)	136	451	1,826
Change in valuation allowance	322	2,735	5,405
Accelerated deductions on research and development expenses(iii)	(1,268)	(1,138)	(1,313)
Income tax expenses	57	185	244

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.
(ii)	Permanent differences primarily represent non-deductible expenses.
(iii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables those subsidiaries to claim an additional tax deduction amounting to 75% of the qualified research and development expenses incurred.

Summary of Per Share Effect of Tax Holidays

The per share effect of the tax holidays are as follows:

	Years ended December 31,
(In thousands)	2019	2020	2021
Effect of tax holiday	(569)	824	1,786
Per share effect – basic and diluted	0.00	(0.00)	(0.01)

Schedule of Components of Deferred Tax Assets	The components of the deferred tax assets are as follows:

	Years ended December 31,
(In thousands)	2019	2020	2021
Deferred tax assets
Net operating loss carryforwards	6,991	9,416	14,808
Accrued expenses and others	104	414	427
Less: valuation allowance	(7,095)	(9,830)	(15,235)
Net deferred tax assets	—	—	—

Summary of Movement of Valuation Allowance

Movement of valuation allowance

	Years ended December 31,
(In thousands)	2019	2020	2021
Balance at beginning of the year	6,773	7,095	9,830
Change of valuation allowance	322	2,735	5,405
Balance at end of the year	7,095	9,830	15,235